Distribution Date:	12/10/21	COMM 2013-CCRE12 Mortgage Trust
Determination Date:	12/06/21
Next Distribution Date:	01/12/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2013-CCRE12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	8		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	9-13		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	22
		Controlling Class	BPC AS LLC
Specially Serviced Loan Detail - Part 2	23	Representative
Modified Loan Detail	24		-
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12591KAA3	1.295000%	61,738,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12591KAB1	2.904000%	98,472,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12591KAD7	3.765000%	225,000,000.00	214,207,559.36	6,999,418.86	672,076.22	0.00	0.00	7,671,495.08	207,208,140.50	35.86%	30.00%
A-4	12591KAE5	4.046000%	355,963,000.00	355,963,000.00	0.00	1,200,188.58	0.00	0.00	1,200,188.58	355,963,000.00	35.86%	30.00%
A-SB	12591KAC9	3.623000%	96,466,000.00	39,285,752.95	3,846,805.73	118,610.24	0.00	0.00	3,965,415.97	35,438,947.22	35.86%	30.00%
A-M	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00	27.68%	23.63%
B	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00	19.19%	17.00%
C	12591KAK1	5.071590%	49,361,000.00	49,361,000.00	0.00	208,615.61	0.00	0.00	208,615.61	49,361,000.00	13.90%	12.88%
D	12624SAE9	5.071590%	64,319,000.00	64,319,000.00	0.00	322,537.25	0.00	0.00	322,537.25	64,319,000.00	7.01%	7.50%
E*	12624SAG4	5.071590%	23,932,000.00	23,932,000.00	0.00	0.00	0.00	0.00	0.00	23,932,000.00	4.44%	5.50%
F	12624SAJ8	3.016000%	16,454,000.00	16,454,000.00	0.00	0.00	0.00	0.00	0.00	16,454,000.00	2.68%	4.13%
G	12624SAL3	3.016000%	49,361,377.00	36,878,829.50	0.00	0.00	0.00	11,869,159.68	0.00	25,009,669.82	0.00%	0.00%
V	12624SAN9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12624SAQ2	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12624SAS8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,196,628,379.01	955,963,141.81	10,846,224.59	3,109,980.04	0.00	11,869,159.68	13,956,204.63	933,247,757.54

Notional Certificates
X-A	12591KAF2	1.109344%	913,924,000.00	685,741,312.31	0.00	633,935.84	0.00	0.00	633,935.84	674,895,087.72
X-B	12624SAA7	0.127196%	192,957,000.00	192,957,000.00	0.00	20,452.78	0.00	0.00	20,452.78	192,957,000.00
X-C	12624SAC3	1.418892%	89,747,377.00	77,264,829.50	0.00	91,358.68	0.00	0.00	91,358.68	65,395,669.82
Notional SubTotal			1,196,628,377.00	955,963,141.81	0.00	745,747.30	0.00	0.00	745,747.30	933,247,757.54

Deal Distribution Total					10,846,224.59	3,855,727.34	0.00	11,869,159.68	14,701,951.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12591KAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12591KAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12591KAD7	952.03359716	31.10852827	2.98700542	0.00000000	0.00000000	0.00000000	0.00000000	34.09553369	920.92506889
A-4	12591KAE5	1,000.00000000	0.00000000	3.37166666	0.00000000	0.00000000	0.00000000	0.00000000	3.37166666	1,000.00000000
A-SB	12591KAC9	407.24973514	39.87732185	1.22955487	0.00000000	0.00000000	0.00000000	0.00000000	41.10687672	367.37241329
A-M	12591KAG0	1,000.00000000	0.00000000	3.58333329	0.00000000	0.00000000	0.00000000	0.00000000	3.58333329	1,000.00000000
B	12591KAH8	1,000.00000000	0.00000000	3.96833331	0.00000000	0.00000000	0.00000000	0.00000000	3.96833331	1,000.00000000
C	12591KAK1	1,000.00000000	0.00000000	4.22632463	0.00000000	0.00000000	0.00000000	0.00000000	4.22632463	1,000.00000000
D	12624SAE9	1,000.00000000	0.00000000	5.01464964	(0.78832491)	14.49954150	0.00000000	0.00000000	5.01464964	1,000.00000000
E	12624SAG4	1,000.00000000	0.00000000	0.00000000	4.22632459	81.11222714	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12624SAJ8	1,000.00000000	0.00000000	0.00000000	2.51333354	61.24176370	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12624SAL3	747.11913932	0.00000000	0.00000000	1.87775941	138.73093350	0.00000000	240.45438765	0.00000000	506.66475167
V	12624SAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12624SAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12624SAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12591KAF2	750.32640822	0.00000000	0.69364175	0.00000000	0.00000000	0.00000000	0.00000000	0.69364175	738.45865490
X-B	12624SAA7	1,000.00000000	0.00000000	0.10599657	0.00000000	0.00000000	0.00000000	0.00000000	0.10599657	1,000.00000000
X-C	12624SAC3	860.91462595	0.00000000	1.01795376	0.00000000	0.00000000	0.00000000	0.00000000	1.01795376	728.66385633

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/21 - 11/30/21	30	0.00	672,076.22	0.00	672,076.22	0.00	0.00	0.00	672,076.22	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,200,188.58	0.00	1,200,188.58	0.00	0.00	0.00	1,200,188.58	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	118,610.24	0.00	118,610.24	0.00	0.00	0.00	118,610.24	0.00
A-M	11/01/21 - 11/30/21	30	0.00	273,354.58	0.00	273,354.58	0.00	0.00	0.00	273,354.58	0.00
B	11/01/21 - 11/30/21	30	0.00	314,597.56	0.00	314,597.56	0.00	0.00	0.00	314,597.56	0.00
C	11/01/21 - 11/30/21	30	0.00	208,615.61	0.00	208,615.61	0.00	0.00	0.00	208,615.61	0.00
D	11/01/21 - 11/30/21	30	983,300.28	271,832.98	0.00	271,832.98	(50,704.27)	0.00	0.00	322,537.25	932,596.01
E	11/01/21 - 11/30/21	30	1,840,033.42	101,144.40	0.00	101,144.40	101,144.40	0.00	0.00	0.00	1,941,177.82
F	11/01/21 - 11/30/21	30	966,317.59	41,354.39	0.00	41,354.39	41,354.39	0.00	0.00	0.00	1,007,671.98
G	11/01/21 - 11/30/21	30	6,755,261.12	92,688.79	0.00	92,688.79	92,688.79	0.00	0.00	0.00	6,847,949.91
X-A	11/01/21 - 11/30/21	30	0.00	633,935.84	0.00	633,935.84	0.00	0.00	0.00	633,935.84	0.00
X-B	11/01/21 - 11/30/21	30	0.00	20,452.78	0.00	20,452.78	0.00	0.00	0.00	20,452.78	0.00
X-C	11/01/21 - 11/30/21	30	0.00	91,358.68	0.00	91,358.68	0.00	0.00	0.00	91,358.68	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			10,544,912.41	4,040,210.65	0.00	4,040,210.65	184,483.31	0.00	0.00	3,855,727.34	10,729,395.72

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12591KAG0	4.300000%	76,285,000.00	76,285,000.00	0.00	273,354.58	0.00	0.00	273,354.58	76,285,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12591KAH8	4.762000%	79,277,000.00	79,277,000.00	0.00	314,597.56	0.00	0.00	314,597.56	79,277,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12591KAK1	5.071590%	49,361,000.00	49,361,000.00	0.00	208,615.61	0.00	0.00	208,615.61	49,361,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			204,923,000.03	204,923,000.00	0.00	796,567.75	0.00	0.00	796,567.75	204,923,000.00

Exchangeable Certificate Details
PEZ	12591KAJ4	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	14,701,951.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,121,939.04	Master Servicing Fee	75,133.77
Interest Reductions due to Nonrecoverability Determination	(65,439.31)	Certificate Administrator Fee	2,692.63
Interest Adjustments	0.00	Trustee Fee	334.59
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	398.32
ARD Interest	0.00	Operating Advisor Fee	2,136.93
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	80,696.23
Total Interest Collected	4,056,499.73

Principal		Expenses/Reimbursements
Scheduled Principal	1,726,394.91	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	203,988.13
Principal Prepayments	9,119,829.78	Special Servicing Fees (Monthly)	(83,911.96)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,846,224.69	Total Expenses/Reimbursements	120,076.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,855,727.34
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,846,224.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	14,701,951.93
Total Funds Collected	14,902,724.42	Total Funds Distributed	14,902,724.33

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	955,963,141.81	955,963,141.81	Beginning Certificate Balance	955,963,141.81
(-) Scheduled Principal Collections	1,726,394.91	1,726,394.91	(-) Principal Distributions	10,846,224.59
(-) Unscheduled Principal Collections	9,119,829.78	9,119,829.78	(-) Realized Losses	11,869,159.68
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	11,869,159.68
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	11,869,159.68	11,869,159.68	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.10)	(0.10)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	933,247,757.54	933,247,757.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	960,413,512.03	960,413,512.03	Ending Certificate Balance	933,247,757.54
Ending Actual Collateral Balance	937,003,756.88	937,003,756.88

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP
	9,999,999 or Less	20	98,370,409.27	10.54%	21	5.3427	1.654872	1.39 or less	19	547,881,017.86	58.71%	22	5.1335	0.855944
10,000,000 to 24,999,999		9	143,456,627.08	15.37%	22	5.5041	1.146784	1.40 to 1.44	2	7,961,009.78	0.85%	22	5.1840	1.441430
25,000,000 to 39,999,999		2	74,686,128.57	8.00%	22	5.2432	0.765164	1.45 to 1.54	2	71,488,005.40	7.66%	23	5.1784	1.542733
40,000,000 to 59,999,999		3	148,322,203.62	15.89%	21	4.6447	2.637000	1.55 to 1.64	1	6,602,692.25	0.71%	22	5.0475	1.553900
60,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.65 to 1.74	0	0.00	0.00%	0	0.0000	0.000000
	70,000,000 or Greater	2	276,607,744.80	29.64%	22	5.1680	0.791297	1.75 to 1.84	3	15,674,762.21	1.68%	22	5.3455	1.795187
	Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382	1.85 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
								2.00 or greater	9	91,835,625.84	9.84%	22	5.2706	3.978187
								Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	41	191,804,644.20	20.55%	19	5.2104	NAP	Wisconsin	3	7,741,180.85	0.83%	22	5.4030	2.834360
Alabama	2	4,035,992.84	0.43%	22	5.1377	3.496557	Totals	108	933,247,757.54	100.00%	21	5.1696	1.342382
Arizona	3	3,847,554.11	0.41%	22	5.1248	5.633900
									Property Type³
California	1	6,602,692.25	0.71%	22	5.0475	1.553900
Colorado	1	1,167,235.52	0.13%	22	5.1248	5.633900		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	5,375,536.85	0.58%	22	5.2340	1.441300		Properties	Balance	Agg. Bal.			DSCR¹
Florida	8	19,802,759.61	2.12%	22	5.2084	3.770984	Defeased	41	191,804,644.20	20.55%	19	5.2104	NAP
Georgia	6	81,657,786.14	8.75%	20	4.3238	1.467008	Industrial	1	6,782,193.06	0.73%	20	5.4975	3.006100
Illinois	3	154,704,705.59	16.58%	23	5.0767	0.551327	Lodging	4	45,495,625.05	4.87%	22	5.6986	1.497980
Indiana	2	7,910,917.19	0.85%	22	5.3775	1.336044	Mixed Use	3	59,981,952.30	6.43%	23	5.1398	1.591236
Kansas	1	7,688,015.57	0.82%	22	5.2280	1.823600	Mobile Home Park	1	2,830,430.88	0.30%	22	5.4125	2.069700
Louisiana	5	33,233,278.51	3.56%	22	5.2744	1.105437	Multi-Family	5	43,300,980.58	4.64%	21	5.4869	1.066075
Maryland	2	4,833,482.08	0.52%	21	5.1008	3.391455	Office	6	225,465,905.03	24.16%	22	5.1603	0.640014
Michigan	2	1,729,237.81	0.19%	22	5.1248	5.633900	Retail	20	314,355,081.32	33.68%	21	5.0338	1.178891
Nevada	3	140,789,639.87	15.09%	21	5.2478	1.171691	Self Storage	27	43,230,945.12	4.63%	22	5.1248	5.633900
New Hampshire	2	87,710,309.64	9.40%	23	5.0611	1.196726	Totals	108	933,247,757.54	100.00%	21	5.1696	1.342382
New Jersey	1	2,939,704.27	0.31%	22	5.1248	5.633900
New York	3	49,429,210.26	5.30%	22	5.4013	1.460679
North Carolina	4	9,032,317.21	0.97%	22	5.2611	3.583718
Ohio	1	2,830,430.88	0.30%	22	5.4125	2.069700
Pennsylvania	2	13,368,691.77	1.43%	22	5.4254	1.250213
Texas	6	25,425,278.40	2.72%	21	5.4058	2.270424
Washington	2	8,441,396.73	0.90%	20	5.4242	3.522609
Washington, DC	1	35,791,401.58	3.84%	20	5.4640	0.776100
West Virginia	2	25,354,357.82	2.72%	22	6.4423	0.632988

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP
	4.0000% or less	1	56,275,675.85	6.03%	19	3.9000	1.278900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.9999%	2	25,762,945.00	2.76%	22	4.9831	0.911441	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.2499%	13	326,282,704.21	34.96%	23	5.1005	1.521857	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% or greater	20	333,121,788.28	35.69%	21	5.4428	1.208110	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382	49 months or greater	36	741,443,113.34	79.45%	22	5.1591	1.341243
								Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP
	60 months or less	36	741,443,113.34	79.45%	22	5.1591	1.341243	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	36	741,443,113.34	79.45%	22	5.1591	1.341243
	Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382	Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	15	191,804,644.20	20.55%	19	5.2104	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	34	709,850,964.49	76.06%	22	5.1309	1.319130
	13 months to 24 months	1	19,206,159.39	2.06%	23	5.4410	2.306200
	25 months or greater	1	12,385,989.46	1.33%	22	6.3400	1.112300
	Totals	51	933,247,757.54	100.00%	21	5.1696	1.342382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656100156	OF	Chicago	IL	Actual/360	5.086%	587,044.59	226,090.17	0.00	N/A	11/06/23	--	138,508,358.90	138,282,268.80	10/06/21
2	300981002	RT	Las Vegas	NV	Actual/360	5.250%	606,025.64	194,669.73	0.00	N/A	09/06/23	--	138,520,145.70	138,325,476.00	12/06/21
3	300981003	OF	Berwyn	PA	Actual/360	5.110%	266,646.64	102,977.36	0.00	N/A	06/06/23	--	62,617,605.69	62,514,628.33	12/06/21
4	300981004	RT	Savannah	GA	Actual/360	3.900%	183,220.23	99,780.69	0.00	N/A	07/01/23	--	56,375,456.54	56,275,675.85	12/01/21
5	300981005	MU	Salem	NH	Actual/360	5.078%	206,933.21	85,530.11	0.00	N/A	11/06/23	--	48,901,112.76	48,815,582.65	12/06/21
6	300981006	SS	Various	Various	Actual/360	5.125%	184,997.53	87,239.80	0.00	10/06/23	10/06/33	--	43,318,184.92	43,230,945.12	12/06/21
7	300981007	RT	Nashua	NH	Actual/360	5.040%	163,689.58	78,981.43	0.00	N/A	11/06/23	--	38,973,708.42	38,894,726.99	12/06/21
8	300981008	OF	Washington	DC	Actual/360	5.464%	163,244.03	60,141.26	0.00	N/A	08/06/23	--	35,851,542.84	35,791,401.58	06/06/20
10	300981010	MF	Liverpool	NY	Actual/360	5.430%	112,579.48	47,990.92	0.00	N/A	10/06/23	--	24,879,443.39	24,831,452.47	12/06/21
11	300981011	RT	Various	Various	Actual/360	5.394%	102,118.84	43,789.91	0.00	N/A	11/06/23	--	22,716,212.66	22,672,422.75	12/06/21
12	300981012	MF	Rincon	GA	Actual/360	5.223%	102,581.61	40,548.82	0.00	N/A	07/06/23	--	23,570,691.09	23,530,142.27	12/06/21
13	300981013	MF	Conway	SC	Actual/360	5.377%	94,218.28	9,157,794.14	0.00	N/A	10/06/23	--	21,026,953.82	0.00	12/06/21
15	300981015	LO	New York	NY	Actual/360	5.441%	87,251.01	36,849.41	0.00	N/A	11/06/23	--	19,243,008.80	19,206,159.39	09/06/21
16	300981016	MF	Houston	TX	Actual/360	5.050%	78,144.27	30,641.86	0.00	N/A	07/06/23	--	18,568,934.85	18,538,292.99	12/06/21
17	300981017	OF	New Orleans	LA	Actual/360	5.213%	66,945.58	30,658.71	0.00	N/A	10/06/23	--	15,411,932.70	15,381,273.99	12/06/21
19	300981019	RT	Frisco	TX	Actual/360	5.473%	68,559.68	28,814.24	0.00	N/A	07/06/23	--	15,030,896.78	15,002,082.54	12/06/21
20	656100149	OF	Chicago	IL	Actual/360	4.985%	61,866.68	26,557.69	0.00	N/A	10/06/23	--	14,892,680.45	14,866,122.76	12/06/21
21	300981021	LO	Morgantown	WV	Actual/360	6.540%	70,862.79	33,978.75	0.00	N/A	10/06/23	--	13,002,347.11	12,968,368.36	04/06/17
22	300981022	MF	Lancaster	PA	Actual/360	5.013%	58,476.15	23,236.90	0.00	N/A	07/06/23	--	13,999,278.08	13,976,041.18	12/06/21
23	300981023	RT	Elkview	WV	Actual/360	6.340%	0.00	0.00	0.00	N/A	10/06/23	--	12,385,989.46	12,385,989.46	07/06/18
24	300981024	SS	Saint Thomas	VI	Actual/360	5.033%	38,378.93	45,667.14	0.00	N/A	09/06/23	--	9,150,549.95	9,104,882.81	12/06/21
25	300981025	OF	Kennesaw	GA	Actual/360	4.981%	45,319.48	22,437.78	0.00	N/A	10/06/23	--	10,919,260.02	10,896,822.24	12/06/21
26	300981026	OF	Irving	TX	Actual/360	5.470%	46,797.21	18,282.23	0.00	N/A	10/06/23	--	10,266,297.89	10,248,015.66	12/06/21
27	300981027	MH	Orion	MI	Actual/360	5.505%	46,138.39	19,193.43	0.00	N/A	07/06/23	--	10,057,415.68	10,038,222.25	12/06/21
28	656100151	MF	Boise	ID	Actual/360	5.230%	43,316.15	18,336.90	0.00	N/A	10/06/23	--	9,938,695.89	9,920,358.99	12/06/21
29	300981029	MF	East Lansing	MI	Actual/360	5.400%	38,273.13	16,476.12	0.00	N/A	10/06/23	--	8,505,139.68	8,488,663.56	12/06/21
31	300981031	LO	Dodge City	KS	Actual/360	5.228%	33,595.24	23,210.06	0.00	N/A	10/06/23	--	7,711,225.63	7,688,015.57	12/06/21
33	300981033	RT	San Diego	CA	Actual/360	5.048%	27,912.96	33,375.93	0.00	N/A	10/06/23	--	6,636,068.18	6,602,692.25	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	300981034	MU	Philadelphia	PA	Actual/360	5.529%	35,703.64	12,715.87	0.00	N/A	10/06/23	--	7,748,325.91	7,735,610.04	12/06/21
35	300981035	RT	Harvey	LA	Actual/360	5.247%	32,660.04	12,881.44	0.00	N/A	09/06/23	--	7,469,420.74	7,456,539.30	12/06/21
36	300981036	IN	Kirkland	WA	Actual/360	5.497%	31,131.14	13,144.17	0.00	N/A	08/06/23	--	6,795,337.23	6,782,193.06	12/06/21
39	300981039	LO	York	PA	Actual/360	5.282%	24,871.73	16,909.35	0.00	N/A	10/06/23	--	5,649,991.08	5,633,081.73	12/06/21
40	300981040	MF	Atlanta	GA	Actual/360	5.537%	26,201.53	10,857.83	0.00	N/A	09/06/23	--	5,677,983.52	5,667,125.69	12/06/21
41	300981041	RT	Plainfield	CT	Actual/360	5.234%	23,492.89	10,682.32	0.00	N/A	10/06/23	--	5,386,219.17	5,375,536.85	12/06/21
43	300981043	MF	Midland	TX	Actual/360	5.620%	24,554.73	9,965.72	0.00	N/A	08/06/23	--	5,243,002.34	5,233,036.62	12/06/21
44	300981044	MF	Houston	TX	Actual/360	5.380%	22,455.16	9,850.76	0.00	N/A	08/06/23	--	5,008,586.84	4,998,736.08	12/06/21
45	300981045	RT	New York	NY	Actual/360	5.128%	23,073.01	7,700.93	0.00	N/A	10/06/23	--	5,399,299.33	5,391,598.40	12/06/21
46	300981046	RT	Aberdeen	NC	Actual/360	5.305%	15,779.60	7,008.41	0.00	N/A	10/06/23	--	3,569,373.06	3,562,364.65	12/06/21
46A	300981111				Actual/360	5.305%	4,419.08	1,962.71	0.00	N/A	10/06/23	--	999,603.08	997,640.37	12/06/21
49	300981049	RT	Avon	IN	Actual/360	5.360%	18,878.83	8,234.44	0.00	N/A	10/06/23	--	4,226,604.13	4,218,369.69	12/06/21
50	300981050	RT	Lone Tree	CO	Actual/360	5.422%	18,763.90	7,974.08	0.00	N/A	11/06/23	--	4,152,837.56	4,144,863.48	12/06/21
51	300981051	MH	Essexville	MI	Actual/360	5.550%	19,233.86	7,885.32	0.00	N/A	08/06/23	--	4,158,671.57	4,150,786.25	12/06/21
52	407000221	RT	Decatur	GA	Actual/360	5.569%	17,538.99	10,898.90	0.00	N/A	11/06/23	--	3,779,275.85	3,768,376.95	12/06/21
54	300981054	MF	Pasadena	TX	Actual/360	5.380%	17,871.44	7,839.95	0.00	N/A	08/06/23	--	3,986,195.64	3,978,355.69	12/06/21
55	656100154	MH	McDonough	GA	Actual/360	5.380%	17,785.90	7,706.98	0.00	N/A	10/06/23	--	3,967,116.18	3,959,409.20	12/06/21
56	656100147	MU	Birmingham	AL	Actual/360	5.140%	14,739.86	10,453.11	0.00	N/A	10/06/23	--	3,441,212.72	3,430,759.61	12/06/21
57	300981057	RT	Indianapolis	IN	Actual/360	5.397%	16,641.23	7,217.20	0.00	N/A	09/06/23	--	3,699,764.70	3,692,547.50	12/06/21
58	300981058	MF	Whitewater	WI	Actual/360	5.724%	17,162.56	6,697.55	0.00	N/A	09/06/23	--	3,597,707.66	3,591,010.11	12/06/21
59	300981059	RT	Live Oak	FL	Actual/360	5.100%	13,403.25	6,414.42	0.00	N/A	09/06/23	--	3,153,706.17	3,147,291.75	12/06/21
61	300981061	MH	Perrysburg	OH	Actual/360	5.412%	12,791.16	5,483.96	0.00	N/A	10/06/23	--	2,835,914.84	2,830,430.88	12/06/21
62	300981062	RT	Bel Air	MD	Actual/360	5.080%	10,967.54	5,284.10	0.00	N/A	09/06/23	--	2,590,757.03	2,585,472.93	12/06/21
63	300981063	RT	Gulfport	FL	Actual/360	5.513%	11,241.35	7,203.68	0.00	N/A	09/06/23	--	2,447,097.58	2,439,893.90	12/06/21
Totals							4,056,499.73	10,846,224.69	0.00				955,963,141.81	933,247,757.54
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	12,430,855.88	9,163,603.82	01/01/21	09/30/21	--	0.00	0.00	801,153.79	1,602,782.35	0.00	0.00
2	35,400,420.76	30,698,061.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	12,515,843.00	5,851,121.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,551,509.57	4,291,661.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,068,307.40	18,516,307.51	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	99.71	0.00
7	3,155,310.03	1,199,141.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,484,387.00	1,107,612.00	01/01/21	06/30/21	12/06/21	32,374,635.76	1,503,817.08	75,511.57	2,635,422.34	0.00	0.00
10	1,602,592.71	826,139.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,043,842.38	2,217,186.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	0.00	(60,574.00)	01/01/21	06/30/21	--	0.00	1,297,405.08	0.00	0.00	0.00	0.00
15	3,732,696.00	3,662,479.00	07/01/19	06/30/20	--	0.00	0.00	122,115.18	366,453.69	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	2,274,286.00	715,729.07	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,957,371.47	562,700.61	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	(153,229.00)	125,556.00	01/01/21	06/30/21	12/06/21	11,145,296.80	2,421,465.29	43,903.75	3,384,213.41	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,354,993.00	616,994.00	01/01/16	06/30/16	12/06/21	2,558,247.30	515,501.34	(1,071.39)	920,918.44	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,609,515.00	979,317.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,003,389.00	824,509.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	687,672.18	1,395,625.70	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,169,069.00	899,214.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	760,390.68	533,313.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	986,016.58	384,794.26	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,412,888.97	830,948.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	353,221.65	755,921.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,013,924.00	1,185,166.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	674,376.84	479,403.19	05/01/20	01/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	612,068.96	273,223.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	425,412.71	123,043.79	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	889,400.00	882,084.12	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	575,085.00	601,776.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	577,107.96	489,759.35	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	660,108.44	521,025.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	28,326.32	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	687,586.82	756,059.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	329,036.00	296,102.00	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	162,346.65	(66,513.77)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	5,388.28	0.00
59	476,261.00	444,575.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	402,045.51	347,586.80	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
62	281,160.00	210,870.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	117,167,269.15	92,641,524.94				46,078,179.86	5,738,188.79	1,041,612.89	8,909,790.23	33,814.31	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	300981013	9,119,829.78	Disposition	0.00	0.00
Totals		9,119,829.78		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/10/21	1	138,282,268.80	1	19,206,159.39	3	61,145,759.40	1	12,385,989.46	3	48,759,769.94	1	7,688,015.57	0	0.00	1	9,119,829.78	5.169633%	5.016201%	21
11/15/21	1	19,243,008.80	0	0.00	4	82,266,833.23	1	12,385,989.46	3	69,880,843.77	0	0.00	0	0.00	0	0.00	5.174182%	5.016285%	22
10/13/21	0	0.00	0	0.00	4	82,387,379.72	1	12,385,989.46	3	70,001,390.26	0	0.00	0	0.00	0	0.00	5.174167%	5.052493%	23
09/13/21	1	19,313,322.16	0	0.00	4	82,518,266.14	1	12,385,989.46	3	70,132,276.68	0	0.00	0	0.00	0	0.00	5.174155%	5.052480%	25
08/12/21	0	0.00	0	0.00	4	82,637,580.85	1	12,385,989.46	3	70,251,591.39	0	0.00	0	0.00	0	0.00	5.174140%	5.052466%	26
07/12/21	0	0.00	0	0.00	4	82,756,310.85	1	12,385,989.46	3	70,370,321.39	0	0.00	1	1,188,378.64	0	0.00	5.174126%	5.052451%	27
06/11/21	0	0.00	0	0.00	5	102,301,588.03	1	12,385,989.46	3	70,499,458.31	0	0.00	0	0.00	0	0.00	5.174207%	5.052629%	28
05/12/21	0	0.00	0	0.00	5	102,452,079.22	1	12,385,989.46	3	70,616,974.13	0	0.00	0	0.00	0	0.00	5.174192%	5.052613%	29
04/12/21	1	3,641,455.01	0	0.00	5	102,615,799.53	1	12,385,989.46	3	70,744,941.66	0	0.00	0	0.00	0	0.00	5.174178%	5.052598%	30
03/12/21	0	0.00	1	19,517,523.27	4	83,247,244.51	1	12,385,989.46	3	70,861,255.05	0	0.00	0	0.00	0	0.00	5.174162%	5.057612%	31
02/12/21	1	19,558,852.80	0	0.00	4	83,396,196.27	1	12,385,989.46	3	71,010,206.81	0	0.00	0	0.00	0	0.00	5.174152%	5.057602%	32
01/12/21	1	19,591,162.64	0	0.00	4	83,511,211.26	1	12,385,989.46	3	71,125,221.80	0	0.00	0	0.00	0	0.00	5.174124%	5.057562%	33
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	656100156	10/06/21	1	1	801,153.79	1,602,782.35	0.00	138,713,980.40	11/02/21	13
8	300981008	06/06/20	17	6	75,511.57	2,635,422.34	5,863.82	36,790,933.36	07/11/18	7			03/14/19
15	300981015	09/06/21	2	2	122,115.18	366,453.69	46,480.73	19,313,322.16	04/01/21	13
21	300981021	04/06/17	55	6	43,903.75	3,384,213.41	957,756.19	14,559,226.84	04/28/17	7			06/14/18
23	300981023	07/06/18	40	6	(1,071.39)	920,918.44	5,135,428.19	13,012,724.16	08/02/16	3	01/24/17	01/24/17
Totals					1,041,612.89	8,909,790.23	6,145,528.93	222,390,186.92
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		890,016,812	671,382,625	157,488,428		61,145,759
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		43,230,945	43,230,945	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	933,247,758	714,613,570	138,282,269	19,206,159	12,385,989	48,759,770
Nov-21	955,963,142	854,453,300	19,243,009	0	12,385,989	69,880,844
Oct-21	957,547,274	875,159,894	0	0	12,385,989	70,001,390
Sep-21	959,259,477	857,427,889	19,313,322	0	12,385,989	70,132,277
Aug-21	960,834,680	878,197,099	0	0	12,385,989	70,251,591
Jul-21	962,397,237	879,640,926	0	0	12,385,989	70,370,321
Jun-21	965,292,343	862,990,755	0	0	31,802,130	70,499,458
May-21	966,835,072	864,382,993	0	0	31,835,105	70,616,974
Apr-21	968,507,382	862,250,127	3,641,455	0	31,870,858	70,744,942
Mar-21	970,035,874	867,271,106	0	19,517,523	12,385,989	70,861,255
Feb-21	971,968,314	869,013,265	19,558,853	0	12,385,989	71,010,207
Jan-21	973,320,593	870,218,219	19,591,163	0	12,385,989	71,125,222
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	656100156	138,282,268.80	138,713,980.40	347,000,000.00	06/21/17	6,698,693.57	0.49030	09/30/21	11/06/23	262
8	300981008	35,791,401.58	36,790,933.36	7,300,000.00	12/28/20	1,040,262.00	0.77610	06/30/21	08/06/23	262
13	300981013	0.00	-	11,350,000.00	01/11/21	(261,593.00)	(0.32980)	06/30/21	10/06/23	262
15	300981015	19,206,159.39	19,313,322.16	19,300,000.00	06/21/21	3,434,532.00	2.30620	06/30/20	11/06/23	262
21	300981021	12,968,368.36	14,559,226.84	10,200,000.00	11/02/21	110,270.00	0.17520	06/30/21	10/06/23	201
23	300981023	12,385,989.46	13,012,724.16	18,200,000.00	05/20/13	566,270.00	1.11230	06/30/16	10/06/23	261
Totals		218,634,187.59	222,390,186.92	413,350,000.00		11,588,434.57

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	656100156	OF	IL	11/02/21	13
	Imminent default as the Borrower is experiencing substantial difficulty remaining current.

8	300981008	OF	DC	07/11/18	7

REO Title Date:3/14/19: The Property is comprised of Class A office building in the Georgetown submarket of Washington D.C. Part of 2-building office/resi condo complex. Each floor of the subject building counts as 1 commercial condo unit.

Floors 1-5 are commercial, the 6th is resi. Commercial owner has right to appoint 3 of 5 condo board seats. The south building owned/occupied by the Embassy of Sweden. Amenities: fitness center, 2 underground parking garages, private shuttle bus service for subject ten ants to and from metro and full time concierge/security. There is a ground lease with approx. 93 yrs. remaining . As of 11/23/21, the property is approx. 82.6% occupied. Currently holding approx. $600K in excess cash for capex repairs and anticipated lea sing costs. Current appraisal does not reflect current market conditions and expectations and therefore valuation deemed high. Crossed with or is companion Loan to: None. Deferred

	Maintenance/Repair Issues: soffit around building has been replace. Leasing Summary: None. Marketing Summary: Asset is not currently on the market.
13	300981013	MF	SC	06/24/19	7
	Special Servicer comments are not available for this cycle.

15	300981015	LO	NY	04/01/21	13

The Property is an independent limited-service 12-story boutique hotel comprised of 72 rooms and is situated on a 0.05-acre parcel. Subject property also features a 2,200 sq ft ground floor retail space and is located at 62 Madison Avenue, New

York, NY. T he Property has union labor. The Property was operating as a homeless shelter for the last 3 years due to a month to month contract with the DHS to rent out 100% of the hotel. DHS left at the end of 2020 and the property is now struggling to backfill the hotel. Performance has been impacted due to COVID-19. The file transferred SS on 04-01-2021 due to Delinquent Payments. The Property remains closed. Counsel has been engaged to begin enforemement actions.

	Discussions with Borrower remain ongoing.
21	300981021	LO	WV	04/28/17	7

REO Title Date: 6/14/18. Description of Collateral: Property is flagged as a Hilton Garden Inn, operating under a Comfort Letter with the current Franchise Agreement expiring 5/31/30. The property is a 5-story, 118 room, full-service hotel built in

2007 on 14 acres with 1950 sq. ft. of meeting space, conveniently located in the Suncrest Towne Center in Morgantown, WV, close to shopping and restaurants. Convenient access to Mylan Pharmaceutical, West Virginia University, Ruby

Memorial Hospital and Mon Gen eral Hospital. Other amenities include complimentary Wi-Fi, business center, fitness center, outdoor deck, swimming pool and spa. We also offer guest laundry, dry cleaning service and 24 hour pantry. Crossed with or is a Companion Loan to: No. Deferred Maintenance / Repair Issues: completed the Project Grow Lobby Renovation @ $445K and mattresses @ $77K. Sept operating results: Occup 61.0%, ADR $136.21, Revpar $83.07. All >100%

	penatration from comp set. Marketing Summary: Not currently on the market .
23	300981023	RT	WV	08/02/16	3

Lender was monitoring the Loan, which subsequently transferred for imminent default due cash flow issues, lockbox issues and collateral issues. The subject is a retail property located in Elkview, WV. There is a main road with a bridge that leads to the s ubject which washed away due to a flood. The center was closed, due to lack of access. Lender engaged counsel and commenced discussions wih the Borrower. Lender filed emergency motion for receiver on 10/21/16. Receiver was appointed. Borrower filed bankru ptcy at the foreclosure sale on 1/24/17. Lender filed a motion for stay relief. Borrower filed an amended plan, which included DIP financing that primed Lender's lien for construction of the bridge. Several tenants, including Kmart, filed proofs of claim and several individuals filed class action claims. Tara filed a bankruptcy plan and Lender filed a competing plan. Kroger and Kmart returned to the center, which is open and operating, however Kmart went dark after renewing its lease. Judge confirmed Borr ower's plan. Judge has ruled that Borrower's initial plan interest rate will prevail. Non-Borrower litigation remains ongoing, Counsel has advised that the briefing in the declaratory judgment

	action is complete. Lender attended a court-ordered mediation however the parties were unable to reach settlement.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 23 of 29

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2	300981002	0.00	5.25000%	0.00	5.25000%	9	08/05/20	07/31/20	--
31	300981031	0.00	5.22800%	0.00	5.22800%	8	09/21/21	10/06/21	12/06/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 24 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
13	300981013	12/10/21	21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	0.00	11,869,159.68	50.29%
18	300981018	01/10/20	12,196,756.89	8,800,000.00	10,832,805.65	4,210,283.29	10,832,805.65	6,622,522.36	5,574,234.53	0.00	20,824.53	5,553,410.00	31.28%
38	300981038	12/12/19	6,488,855.68	4,500,000.00	5,420,085.13	2,222,347.07	4,687,477.61	2,465,130.54	4,023,725.14	0.00	105,539.74	3,918,185.40	53.23%
47	300981047	01/10/20	4,228,975.56	2,600,000.00	3,699,784.96	1,401,947.21	3,572,792.43	2,170,845.22	2,058,130.34	0.00	23,799.08	2,034,331.26	38.93%
60	300981060	01/10/20	2,845,342.23	1,600,000.00	2,844,045.35	898,527.38	2,754,457.73	1,855,930.35	989,411.88	0.00	12,990.44	976,421.44	27.12%
Current Period Totals			21,026,953.82	11,350,000.00	15,651,000.00	5,415,375.91	14,573,170.05	9,157,794.14	11,869,159.68	0.00	0.00	11,869,159.68
Cumulative Totals			46,786,884.18	28,850,000.00	38,447,721.09	14,148,480.86	36,420,703.47	22,272,222.61	24,514,661.57	0.00	163,153.79	24,351,507.78

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/19	0.00	0.00	0.00	(4,357.04)	0.00	4,357.04	0.00	0.00	4,357.04
13	300981013	12/10/21	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68
18	300981018	08/12/21	0.00	0.00	5,553,410.00	0.00	0.00	239.16	0.00	0.00	5,553,610.00
		06/11/21	0.00	0.00	5,553,170.84	0.00	0.00	190.32	0.00	0.00
		03/12/21	0.00	0.00	5,552,980.52	0.00	0.00	(17,790.78)	0.00	0.00
		01/12/21	0.00	0.00	5,570,771.30	0.00	0.00	104.22	0.00	0.00
		11/13/20	0.00	0.00	5,570,667.08	0.00	0.00	263.29	0.00	0.00
		07/10/20	0.00	0.00	5,570,403.79	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	5,570,250.22	0.00	0.00	(4,115.31)	0.00	0.00
		02/12/20	0.00	0.00	5,574,365.53	0.00	0.00	131.00	0.00	0.00
		01/10/20	0.00	0.00	5,574,234.53	0.00	0.00	5,574,234.53	0.00	0.00
38	300981038	09/13/21	0.00	0.00	3,918,185.40	0.00	0.00	239.16	0.00	0.00	3,918,185.40
		06/11/21	0.00	0.00	3,917,946.24	0.00	0.00	243.82	0.00	0.00
		03/12/21	0.00	0.00	3,917,702.42	0.00	0.00	(7,524.80)	0.00	0.00
		01/12/21	0.00	0.00	3,925,227.22	0.00	0.00	34.22	0.00	0.00
		12/11/20	0.00	0.00	3,925,193.00	0.00	0.00	70.00	0.00	0.00
		10/13/20	0.00	0.00	3,925,123.00	0.00	0.00	(13,750.11)	0.00	0.00
		08/12/20	0.00	0.00	3,938,873.11	0.00	0.00	288.28	0.00	0.00
		07/10/20	0.00	0.00	3,938,584.83	0.00	0.00	(80,640.31)	0.00	0.00
		06/12/20	0.00	0.00	4,019,225.14	0.00	0.00	(4,725.67)	0.00	0.00
		03/12/20	0.00	0.00	4,023,950.81	0.00	0.00	186.67	0.00	0.00
		01/10/20	0.00	0.00	4,023,764.14	0.00	0.00	39.00	0.00	0.00
		12/12/19	0.00	0.00	4,023,725.14	0.00	0.00	4,023,725.14	0.00	0.00
47	300981047	08/12/21	0.00	0.00	2,034,331.26	0.00	0.00	239.16	0.00	0.00	1,958,027.78
		06/11/21	0.00	0.00	2,034,092.10	0.00	0.00	155.32	0.00	0.00
		03/12/21	0.00	0.00	2,033,936.78	0.00	0.00	(5,740.33)	0.00	0.00
		01/12/21	0.00	0.00	2,039,677.11	0.00	0.00	104.22	0.00	0.00
		07/10/20	0.00	0.00	2,039,572.89	0.00	0.00	353.57	0.00	0.00
		06/12/20	0.00	0.00	2,039,219.32	0.00	0.00	(19,079.52)	0.00	0.00
		02/12/20	0.00	0.00	2,058,298.84	0.00	0.00	168.50	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
47	300981047	01/10/20	0.00	0.00	2,058,130.34	0.00	0.00	2,058,130.34	0.00	(76,303.48)
60	300981060	01/12/21	0.00	0.00	976,421.44	0.00	0.00	104.22	0.00	0.00	957,361.12
		07/10/20	0.00	0.00	976,317.22	0.00	0.00	153.57	0.00	0.00
		06/12/20	0.00	0.00	976,163.65	0.00	0.00	(13,416.73)	0.00	0.00
		02/12/20	0.00	0.00	989,580.38	0.00	0.00	168.50	0.00	0.00
		01/10/20	0.00	0.00	989,411.88	0.00	0.00	989,411.88	0.00	(19,060.32)
Current Period Totals			0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68	0.00	0.00	11,869,159.68
Cumulative Totals			0.00	0.00	24,351,507.78	(4,357.04)	0.00	24,356,064.82	0.00	(95,363.80)	24,260,701.02

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	28,855.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,469.07	0.00	0.00	144,175.04	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	(129,535.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,008.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	2,708.82	0.00	0.00	59,813.09	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,580.41	0.00	0.00	0.00	0.00	65,439.31	0.00	0.00	0.00	0.00
Total	0.00	0.00	(83,911.96)	0.00	0.00	203,988.13	0.00	65,439.31	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		185,515.48

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

		Supplemental Notes
December 2021 Disclosable Special Servicer Fees
Fee Type	Fee Amount for Current Period
Special Servicer Compensation (CREFC)
SS Fee	M656100156	$53,864
SS Fee	M300981023	$2,580
SS Fee	M300981021	$2,709
SS Fee	M300981015	$4,009
SS Fee	M300981013	$3,651
SS Fee	M300981008	$7,469
TOTAL DISCLOSABLE SPECIAL SERVICER FEES		$74,282

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 29 of 29